Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPIRIT OF AMERICA INVESTMENT FUND INC
Prospectus Date	rr_ProspectusDate	Mar. 15, 2016
Spirit of America Income and Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND (the “Opportunity Fund”) SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Opportunity Fund seeks to provide current income and the potential for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Opportunity Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements—Sale of Class A Shares” of the Opportunity Fund’s prospectus and in the section titled “How to Purchase Shares” of the Opportunity Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Opportunity Fund’s performance. During the most recent fiscal year ended December 31, 2015, the Opportunity Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Opportunity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Opportunity Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Opportunity Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Opportunity Fund seeks to achieve its investment objective by investing a substantial percentage of its total assets in a combination of the following:
  Equity securities, including common stock, preferred stock and convertible preferred stock of companies of any capitalization (including small cap companies), whether domestic or foreign, with potential for accelerating growth, above-average growth or growth potential, increasing or consistent profitability and/or a proven history of paying consistent dividends.
  Fixed income securities of any grade, as well as non-rated fixed income securities, both short-term and long-term, including zero-coupon securities, taxable and tax-free municipal bonds, income producing convertible securities, corporate bonds, including high yield U.S. corporate bonds (i.e., “junk” bonds), floating rate bonds and step coupon bonds, municipal lease agreements, certificates of participation and collateralized mortgage obligations (“CMOs”). Step coupon bonds are bonds that typically do not entitle the holder to any periodic payments of interest for some initial period after the issuance of the obligation; thereafter, step coupon bonds pay interest for fixed periods of time at particular interest rates. Floating rate bonds pay interest at rates that are adjusted periodically according to a specific formula, usually with reference to some interest rate index or market interest rate. The floating rate bond tends to decrease the security’s price sensitivity to changes in interest rates. A CMO is a mortgage-backed bond that separates mortgage pools into different maturity classes. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. The Opportunity Fund may also invest in U.S. government agency securities issued or guaranteed by U.S. government-sponsored enterprises and federal agencies, including securities issued by FNMA, FHLMC, and GNMA. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the U.S. Treasury. These also include securities issued by eligible private depository institutions.
  Equity REITs and mortgage REITs. A “REIT” or “real estate industry company” is a company that derives at least 50% of its gross revenues or net profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry, like building supplies or mortgage servicing. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests. REITs generally are classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Mortgage REITs invest the majority of their assets in companies that own real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Opportunity Fund will indirectly bear its proportionate share of expenses incurred by REITs in which it invests, in addition to the expenses incurred directly by the Opportunity Fund.
  Master Limited Partnerships; provided that no more than 25% of the net assets of the Opportunity Fund shall be invested in MLPs at any given time. MLPs are publicly traded partnerships typically engaged in the transport, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. These activities are often referred to as the “energy infrastructure.”
		As part of its investment process, the Adviser relies on the portfolio manager’s investment experience and research to identify investment opportunities in the equity and fixed income securities markets that will provide steady sources of income and some potential for capital appreciation without incurring unnecessary risks.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Opportunity Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Opportunity Fund could lose money over short or long periods of time. You should expect and be able to bear the risk that the Opportunity Fund’s share price may fluctuate within a wide range. There is no assurance that the Opportunity Fund will achieve its investment objective. The Opportunity Fund’s performance could be adversely affected by the following principal risks:
  Limited Operating History—The Opportunity Fund has minimal operating history having commenced operations as of July 8, 2013. It is designed for long-term investors and not as a trading vehicle. From time to time, the Opportunity Fund may not achieve the desired portfolio composition and/or diversification.
  Market Risks—The market value of the Opportunity Fund’s investments in equities, including MLP common units, and fixed income securities will fluctuate as the respective markets fluctuate. Market risk may affect a single issuer, industry or sector of the economy or it may affect the market as a whole. Performance of the Opportunity Fund can be affected by unexpected events (e.g., significant earnings shortfalls or gains, war, or political events) that can cause major price changes in individual securities or market sectors. The equity securities purchased by the Opportunity Fund may not appreciate in value as the Adviser anticipates.
  Foreign Securities Risk—The Opportunity Fund may invest in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. Investments in foreign securities involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.
  Small Cap Company Risk—Smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.
  Dividend Risk—There can be no assurance that a dividend-paying company will continue to make regular dividend payments.
  Manager Risk—Manager risk is the possibility that poor security selection will cause the Opportunity Fund to underperform relevant to benchmarks or other funds with similar investment objectives.
  REITs Risk—REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code. Due to the cyclical nature of the real estate industry, REITs may under-perform in comparison with other investment sectors. Investing in traded REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the Standard & Poor’s 500 Index. Rising interest rates may reduce the demand for REITs which may cause them to perform badly.
  Interest Rate Risk—The Opportunity Fund’s performance could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Even GNMAs and other agency securities (whose principal and interest payments are guaranteed) can decline in price if rates rise.
  Credit Risk—The Opportunity Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that the Opportunity Fund may invest in junk bonds. The Opportunity Fund may be affected by credit risk of lower grade securities, which is the possibility that securities rated below investment grade, or unrated of similar quality, (i.e., “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade securities. Securities that are (or that have fallen) below investment grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Opportunity Fund’s ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Opportunity Fund may lose its entire investment in those securities.
  Call Risk—Another risk that could most adversely affect the Opportunity Fund’s performance is call risk, which is the possibility that during periods of falling interest rates, issuers of callable bonds may call (redeem) higher coupon bonds before their maturity dates. The Opportunity Fund would then lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.
  CMO Risk—The Opportunity Fund may be affected by credit risk of CMOs, which is the possibility that the Opportunity Fund will be less likely to receive payments of principal and interest, and will be more likely to suffer a loss, if there are defaults on the mortgage loans underlying the CMOs. This risk may be increased to the extent the underlying mortgages include sub-prime mortgages and in relation to the level of subordination of the category of the CMOs held by the Opportunity Fund. In addition, CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities and some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMO risk also depends on the issuer. While CMO collateral is typically issued by GNMA, FNMA or FHLMC, the CMO itself may be issued by a private party, such as a brokerage firm, that is not covered by government guarantees. CMO collateral may also include different or specialized types of mortgage loans or mortgage loan pools, letters of credit, or other types of credit enhancements. These so-called “private label” CMOs are the sole obligation of their issuer.
  MLP Risk—Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right, as described in more detail in the prospectus. Moreover, energy infrastructure companies are subject to risks specific to the industry they serve including, but not limited to, (i) fluctuations in commodity prices; (ii) reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; (iii) new construction risks and acquisition risk which can limit growth potential; (iv) a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes; (v) depletion of the natural gas reserves or other commodities if not replaced; (vi) changes in the regulatory environment; (vii) extreme weather; (viii) rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and (ix) threats of attack by terrorists.
  MLP Tax Risk—MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Opportunity Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Opportunity Fund and lower income.
  Convertible Securities Risk—Convertible securities risk is the risk that convertible securities generally offer lower interest or dividend yields than non-convertible securities of comparable quality.
		Suitability: An investment in the Opportunity Fund may be suitable for intermediate to long-term investors who seek high current income and the potential for some capital appreciation. Investors should be willing to accept the risks and potential volatility of such investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Opportunity Fund could lose money over short or long periods of time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate the risks of investing in the Opportunity Fund by showing the Opportunity Fund’s performance compared to that of a broad measure of market performance. The Opportunity Fund’s past performance (before and after taxes) does not necessarily indicate how the Opportunity Fund will perform in the future.

		The bar chart shows the changes in annual total returns from inception for the Opportunity Fund’s Class A shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling Ultimus Asset Services, LLC, the Fund’s transfer agent (the “Transfer Agent”), at 1-800-452-4892.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the changes in annual total returns from inception for the Opportunity Fund’s Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-452-4892
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Opportunity Fund’s past performance (before and after taxes) does not necessarily indicate how the Opportunity Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Opportunity Fund’s Annual Returns (%) Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 5.52% in the quarter ended March 31, 2014 Worst Quarter (4.67)% in the quarter ended September 30, 2015
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table shows how the Opportunity Fund’s average annual return compares with that of its benchmark, the Barclays Capital U.S. Aggregate Index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	* The inception of the Opportunity Fund Class A Shares was July 8, 2013.
Spirit of America Income and Opportunity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
1 year	rr_ExpenseExampleYear01	$ 596
3 years	rr_ExpenseExampleYear03	859
5 years	rr_ExpenseExampleYear05	1,141
10 years	rr_ExpenseExampleYear10	$ 1,944
2014	rr_AnnualReturn2014	11.74%
2015	rr_AnnualReturn2015	(6.19%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.67%)
1 Year	rr_AverageAnnualReturnYear01	(10.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2013
Spirit of America Income and Opportunity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%	[2]
1 year	rr_ExpenseExampleYear01	$ 303
3 years	rr_ExpenseExampleYear03	634
5 years	rr_ExpenseExampleYear05	1,090
10 years	rr_ExpenseExampleYear10	2,356
1 year	rr_ExpenseExampleNoRedemptionYear01	203
3 years	rr_ExpenseExampleNoRedemptionYear03	634
5 years	rr_ExpenseExampleNoRedemptionYear05	1,090
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,356
Spirit of America Income and Opportunity Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.55%)	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.89%)	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2013	[3],[4]
Spirit of America Income and Opportunity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.87%)	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.95%)	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2013	[3],[4]
Spirit of America Income and Opportunity Fund | Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2013

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on redemptions of Class A shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.
[2]	The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses will not exceed 1.25% and 2.00% of the Class A and Class C average daily net assets, respectively, through April 30, 2017. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Opportunity Fund within the following three years, provided the Opportunity Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expense Agreement can be terminated at any time, by the Board of Directors, on behalf of the Opportunity Fund, upon sixty days written notice to the Adviser.
[3]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.